Vessels, Net - Navios Partners (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Balance			$ 1,043,250
Vessel impairment losses	$ 0	$ (37,860)	(7,345)	$ (37,860)
Balance	1,009,973		1,009,973		$ 1,043,250
Vessels
Property Plant And Equipment [Line Items]
Additions			(21,471)		61,317
Disposals					(76,264)
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance			1,360,231	1,420,078	1,420,078
Additions			5,832		115,902
Disposals			(5,696)		(76,264)
Vessel impairment losses			(24,993)		(99,485)
Balance	1,335,374		1,335,374		1,360,231
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance			(316,981)	(321,063)	(321,063)
Additions			(26,149)		(54,585)
Disposals			81		0
Vessel impairment losses			17,648		58,667
Balance	(325,401)		(325,401)		(316,981)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance			1,043,250	$ 1,099,015	1,099,015
Additions			(20,317)		61,317
Disposals			(5,615)		(76,264)
Vessel impairment losses			(7,345)		(40,818)
Balance	$ 1,009,973		$ 1,009,973		$ 1,043,250